Statements Of Changes In Partners' Capital	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	Limited Partners [Member] Series A [Member] USD ($) $ / item shares	Limited Partners [Member] Series B [Member] USD ($) $ / item shares	Limited Partners [Member] Series C [Member] USD ($) $ / item shares	Limited Partners [Member] Series D [Member] USD ($) $ / item shares	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	General Partner [Member] USD ($)	Millburn Multi-Markets Trading L.P. [Member] USD ($)	USD ($)
PARTNERS' CAPITAL at Dec. 31, 2015	$ 167,109,009	$ 108,146,251	$ 8,380,703	$ 2,626,676			$ 938,206	$ 3,041,602	$ 168,047,215	$ 122,195,232
PARTNERS' CAPITAL, units at Dec. 31, 2015 | shares		106,145.4501	7,449.1566	2,297.6071
Capital contributions	60,797,262	$ 50,735,385	$ 773,876	$ 75,000					60,797,262	51,584,261
Capital contributions, units | shares		44,912.7487	614.0657	58.7028
Capital withdrawals	(18,461,927)	$ (11,664,667)	$ (1,319,948)	$ (526,722)			(3,294,748)	(800,000)	(21,756,675)	(14,311,337)
Capital withdrawals, units | shares		(10,467.9038)	(1,045.3412)	(425.6700)
Net income	23,534,572	$ 13,952,843	$ 1,265,345	$ 378,818		8,994	168,677	537,622	23,712,243	16,134,628
Profit share		(2,387,619)	(253,918)	(74,914)						(2,716,451)
General Partner's allocation - profit share	(2,985,754)					2,985,754
Transfer of New Profit Memo Account to General Partner						(2,994,748)	2,994,748
PARTNERS' CAPITAL at Dec. 31, 2016	229,993,162	$ 158,782,193	$ 8,846,058	$ 2,478,858			806,883	2,779,224	230,800,045	172,886,333
PARTNERS' CAPITAL, units at Dec. 31, 2016 | shares		140,590.2950	7,017.8811	1,930.6399
NET ASSET VALUE PER UNIT | $ / item		1,129.40	1,260.50	1,283.96
Capital contributions	348,496,195	$ 25,986,904	$ 1,152,000	$ 390,000	$ 50,000				348,496,195	27,578,904
Capital contributions, units | shares		22,579.9651	907.8384	297.7927	37.5601
Capital withdrawals	(90,584,455)	$ (23,421,474)	$ (1,134,248)	$ (576,635)			(3,734,700)	(400,000)	(94,319,155)	(25,532,357)
Capital withdrawals, units | shares		(20,261.5310)	(880.6830)	(434.0680)
Transfers between Series		$ (2,815,400)	$ (11,677)	$ 2,827,077
Transfers between Series, units | shares		(2,478.5488)	(9.0040)	2,162.5683
Net income	23,582,855	$ 5,842,314	$ 511,778	$ 239,175	(772)	1,999	65,610	218,044	23,650,464	6,810,539
Profit share		(1,182,312)	(108,754)	(47,928)						(1,338,994)
General Partner's allocation - profit share	(3,732,701)					3,732,701
Transfer of New Profit Memo Account to General Partner						(3,734,700)	3,734,700
PARTNERS' CAPITAL at Dec. 31, 2017	$ 507,755,056	$ 163,192,225	$ 9,255,157	$ 5,310,547	$ 49,228		$ 872,493	$ 2,597,268	$ 508,627,549	$ 180,404,425
PARTNERS' CAPITAL, units at Dec. 31, 2017 | shares		140,430.1803	7,036.0325	3,956.9329	37.5601
NET ASSET VALUE PER UNIT | $ / item		1,162.09	1,315.39	1,342.09